Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 30,871	$ 29,904	$ 29,611
Operating expenses
Cost of sales	16,106	15,685	15,693
Selling, general and administrative expenses	6,384	6,102	6,170
Research, development and related expenses	1,715	1,634	1,570
Total operating expenses	24,205	23,421	23,433
Operating income	6,666	6,483	6,178
Interest expense and income
Interest expense	145	171	186
Interest income	(41)	(39)	(39)
Total interest expense - net	104	132	147
Income before income taxes	6,562	6,351	6,031
Provision for income taxes	1,841	1,840	1,674
Net income including noncontrolling interest	4,721	4,511	4,357
Less: Net income attributable to noncontrolling interest	62	67	74
Net income attributable to 3M	$ 4,659	$ 4,444	$ 4,283
Weighted average 3M common shares outstanding - basic (in shares)	681.9	693.9	708.5
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 6.83	$ 6.40	$ 6.05
Weighted average 3M common shares outstanding - diluted (in shares)	693.6	703.3	719.0
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 6.72	$ 6.32	$ 5.96
Cash dividends paid per 3M common share (in dollars per share)	$ 2.54	$ 2.36	$ 2.20